Cash Convertible Senior Notes and Related Transactions, Textuals (Details) (USD $)	3 Months Ended							3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Convertible Debt	Mar. 29, 2010 Convertible Debt	Mar. 31, 2012 Call Options	Mar. 31, 2012 Warrant Transactions	Mar. 31, 2010 Warrant Transactions	Mar. 31, 2012 Minimum
Cash Convertible Senior Notes and Related Transactions (Textuals)
Aggregate principal amount of notes pursuant to an indenture				$ 175,000,000
Stated interest rate of notes pursuant to an indenture				4.50%
Capitalized deferred financing costs				5,900,000
Effective interest rate of the Notes				11.00%
Payment of quarterly cash dividends	$ 0.25	$ 0.24						$ 0.24
Conversion rate of common stock shares per $1,000 of principal amount			20.7035
Principal amount in conversion feature			$ 1,000
Conversion price of note	$ 48.30
Price as percentage of price of principal amount of notes plus any accrued and unpaid interest for repurchase of notes			100.00%
Stock price threshold for conversion of notes	$ 62.79
Number of trading days within 30 consecutive trading days	20
Number of consecutive trading days within a calendar quarter	30
Exercise price of call options					$ 48.30
Common stock sold related to option counterparties net share-settled warrants	3,600,000						3,600,000
Initial strike price per share	61.35					61.33